Operating Context - Schedule of Concession and Amount to be Paid (Details) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Period of the concession	March 2006 to September 2037
Nominal value in 2023	R$ 42.0
Present value in 2023	R$ 22.0
Interest, %	100.00%
Updating indexer	IGPM
Amounts paid in 2024	R$ 3.3
Queimado [Member]
IfrsStatementLineItems [Line Items]
Period of the concession	January 2004 to June, 2034
Nominal value in 2023	R$ 9.0
Present value in 2023	R$ 5.0
Interest, %	82.50%
Updating indexer	IGPM
Amounts paid in 2024	R$ 1.0